Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES – 32.0%
GUERNSEY — 3.2%
International Public Partnerships Ltd.	35,962	$71,385
Renewables Infrastructure Group Ltd. (The)	85,414	143,585
Sequoia Economic Infrastructure Income Fund Ltd.	18,615	19,916
TwentyFour Income Fund Ltd.	110,359	136,411
		371,297
IRELAND — 4.6%
Aspect UCITS Funds PLC, Class A	4,215	530,938

LUXEMBOURG — 0.4%
BBGI Global Infrastructure SA	20,383	44,433

UNITED KINGDOM — 2.4%
3i Infrastructure PLC	16,046	65,604
Greencoat UK Wind PLC	75,085	140,922
HICL Infrastructure PLC	32,039	67,656
		274,182
UNITED STATES — 21.4%
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	22,778	416,603
Baillie Gifford International Alpha Fund, Class K(1)	57,472	659,775
Baillie Gifford U.S. Equity Growth Fund, Class K(1)	23,259	414,481
Credit Suisse Managed Futures Strategy Fund, Class I	38,574	435,120
KraneShares Asia Pacific High Income Bond ETF	20,000	535,006
		2,460,985
Total Pooled Investment Vehicles (cost $3,752,319)		3,681,835

COMMON STOCKS — 20.2%
AUSTRALIA — 2.4%
Lynas Rare Earths Ltd.*	25,295	155,548
Newcrest Mining Ltd.	9,410	126,811
		282,359
CANADA — 0.3%
Hydro One Ltd.	1,408	39,308

CHINA — 2.0%
China Longyuan Power Group Corp., Ltd., Class H	53,000	85,148
China Yangtze Power Co., Ltd., Class A	31,400	111,416
Xinyi Energy Holdings Ltd.	66,000	33,418
		229,982
DENMARK — 2.1%
NKT A/S*	1,704	87,305
Orsted AS	1,323	154,019
		241,324
FRANCE — 1.5%
Nexans SA	1,757	168,751

ITALY — 1.8%
Italgas SpA	5,811	33,243
Prysmian SpA	3,702	117,712
Terna - Rete Elettrica Nazionale	7,090	54,280
		205,235
NETHERLANDS — 0.4%
CTP NV	3,483	44,790

SPAIN — 3.7%
EDP Renovaveis SA	6,152	160,009
Iberdrola SA	10,070	107,532

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
SPAIN (continued)
Red Electrica Corp. SA	3,751	$73,746
Siemens Gamesa Renewable Energy SA*	4,519	83,147
		424,434
UNITED KINGDOM — 0.9%
Octopus Renewables Infrastructure Trust PLC	77,726	108,263

UNITED STATES — 5.1%
Ares Capital Corp.	5,875	113,916
Brookfield Renewable Corp., Class A	2,953	115,522
Consolidated Edison, Inc.	655	65,022
Eversource Energy	618	54,520
MP Materials Corp.*	2,430	81,575
Newmont Corp.	2,615	118,407
NextEra Energy, Inc.	463	39,119
		588,081
Total Common Stocks (cost $2,349,251)		2,332,527

FOREIGN GOVERNMENT BONDS – 14.8%
AUSTRALIA — 4.8%
Australia Government Bond, Series 150, 3.00%, 03/21/47	AUD	430,000	278,173
Australia Government Bond, Series 162, 1.75%, 06/21/51	AUD	570,000	275,930
			554,103
BRAZIL — 0.4%
Brazil Letras do Tesouro Nacional, Series LTN, Zero cpn., 01/01/24	BRL	285,000	46,025

CHILE — 0.5%
Bonos de la Tesoreria de la Republica, 1.50%, 03/01/26	CLP	16,713,460	18,551
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	35,000,000	33,191
			51,742
DOMINICAN REPUBLIC — 1.7%
Dominican Republic International Bond, 5.95%, 01/25/27		200,000	196,495

EGYPT — 0.5%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,150,000	54,068

INDONESIA — 0.9%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,423,000,000	102,025

IVORY COAST (COTE D'IVOIRE) — 0.7%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	78,798

MALAYSIA — 0.4%
Malaysia Government Bond, Series 0413, 3.84%, 04/15/33	MYR	198,000	43,667

MEXICO — 0.2%
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	500,000	23,145

PERU — 0.6%
Peru Government Bond, 6.90%, 08/12/37	PEN	220,000	49,094
Peruvian Government International Bond, 8.75%, 11/21/33		14,000	18,202
			67,296
ROMANIA — 0.4%
Romania Government Bond, Series 15Y, 3.65%, 09/24/31	RON	195,000	29,003
Romanian Government International Bond, 1.75%, 07/13/30	EUR	20,000	15,229
			44,232
SOUTH AFRICA — 0.6%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,830,600	73,180

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
UKRAINE — 0.6%
Ukraine Government Bond, 15.84%, 02/26/25(2)	UAH	1,498,000	$0
Ukraine Government International Bond, Series GDP, 1.26%, 05/31/40(3)		279,000	74,632
			74,632
UNITED STATES — 2.1%
U.S. Treasury Bond, 2.38%, 05/15/51		139,000	120,186
U.S. Treasury Bond, 2.00%, 08/15/51		154,000	122,027
			242,213
URUGUAY — 0.4%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	1,948,122	50,661

Total Foreign Government Bonds (cost $2,060,506)			1,702,282

STRUCTURED NOTES – 10.5%
SWITZERLAND — 6.0%
Credit Suisse AG, Zero cpn., 10/31/22(4)		73,700	695,071

UNITED STATES — 4.5%
Goldman Sachs International, Zero cpn., 08/12/51(5)		26,300	260,890
Goldman Sachs International, Zero cpn., 07/13/51(6)		42,200	255,154
			516,044
Total Structured Notes (cost $1,422,000)			1,211,115

REAL ESTATE INVESTMENT TRUSTS — 9.3%
UNITED KINGDOM — 3.2%
LondonMetric Property PLC		16,826	51,309
Segro PLC		8,070	107,960
Target Healthcare REIT PLC		24,165	33,842
Tritax Big Box REIT PLC		44,685	107,509
UK Commercial Property REIT Ltd.		72,126	67,710
			368,330
UNITED STATES — 6.1%
Duke Realty Corp.		3,740	233,975
First Industrial Realty Trust, Inc.		2,703	140,421
Prologis, Inc.		1,034	137,067
Rexford Industrial Realty, Inc.		2,866	187,465
			698,928
Total Real Estate Investment Trusts (cost $999,037)			1,067,258

CORPORATE BONDS – 1.6%
CANADA — 0.1%
Bell Canada, Series MTN, 4.75%, 09/29/44		21,000	15,545

FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39		15,000	16,980
Orange SA, 9.00%, 03/01/31		13,000	17,145
			34,125
UNITED KINGDOM — 0.2%
Tesco PLC, 5.50%, 01/13/33		14,000	18,375

UNITED STATES — 1.0%
Aptiv PLC, 4.35%, 03/15/29		19,000	18,330
AT&T, Inc., 3.50%, 09/15/53		18,000	14,230
Citigroup, Inc., 8.13%, 07/15/39		13,000	17,651

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
UNITED STATES (continued)
Corning, Inc., 5.45%, 11/15/79		17,000	$16,089
Dell International LLC / EMC Corp., 5.30%, 10/01/29		19,000	19,270
Hasbro, Inc., 6.35%, 03/15/40		17,000	18,166
Walt Disney Co. (The), 6.15%, 02/15/41		12,000	14,339
			118,075
Total Corporate Bonds (cost $212,094)			186,120

INFLATION INDEXED BONDS – 1.3%
BRAZIL — 0.7%
Brazil Notas do Tesouro Nacional Serie B, Series NTNB, 6.00%, 05/15/27	BRL	398,453	76,518

MEXICO — 0.6%
Mexican Udibonos, Series S, 4.00%, 11/30/28	MXN	1,497,638	73,419

Total Inflation Indexed Bonds (cost $162,768)			149,937

TOTAL INVESTMENTS — 89.7% (cost $10,957,975)			$10,331,074
Other assets less liabilities — 10.3%			1,186,164
NET ASSETS — 100.0%			$11,517,238

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	Investment was valued at nil due to a decision made by Baillie Gifford Overseas Limited (the "Manager") based on there being no trading available in this security.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	ETF-linked certificate which tracks the Xtrackers Harvest CSI 500 China A Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.
(5)	Index-linked note which tracks the USD 10-20 Year Long Volatility Index Total Return Strategy as the reference price. Value correlates to changes in this reference price.
(6)	Index-linked note which tracks the Volatility Curve US Series 1 Total Return Strategy as the reference price. Value correlates to changes in this reference price.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended July 31, 2022 is as follows:

Affiliated Fund Holdings
	Shares at April 30, 2022	Value at April 30, 2022	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at July 31, 2022	Value at July 31, 2022	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	22,778	$442,342	$–	$–	$–	$(25,739)	22,778	$416,603	$–	$–
Baillie Gifford International Alpha Fund, Class K	63,332	749,848	–	(65,632)	(1,231)	(23,210)	57,472	659,775	–	–
Baillie Gifford U.S. Equity Growth Fund, Class K	26,989	523,592	–	(63,037)	(35,920)	(10,154)	23,259	414,481	–	–
	113,099	$1,715,782	$–	$(128,669)	$(37,151)	$(59,103)	103,509	$1,490,859	$–	$–

Open futures contracts outstanding at July 31, 2022:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at July 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	HSBC Securities (USA) Inc.	September 2022	(3)	$(620,025)	$(63,243)
U.S. Ultra Bond Future	HSBC Securities (USA) Inc.	September 2022	2	316,625	2,801
					$(60,442)

Open forward foreign currency contracts outstanding at July 31, 2022:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	8/10/2022	CAD	808,400	USD	621,234	$–	$(10,047)
HSBC Securities (USA) Inc.	8/10/2022	CHF	533,700	USD	544,946	–	(16,299)
HSBC Securities (USA) Inc.	8/10/2022	EUR	1,344,686	USD	1,401,469	25,998	–
HSBC Securities (USA) Inc.	8/10/2022	GBP	657,646	USD	806,706	5,608	–
HSBC Securities (USA) Inc.	8/10/2022	NOK	2,490,000	USD	244,884	–	(12,822)
HSBC Securities (USA) Inc.	8/10/2022	NZD	416,000	USD	255,691	–	(5,925)
HSBC Securities (USA) Inc.	8/10/2022	USD	1,118,400	AUD	759,955	–	(21,642)
HSBC Securities (USA) Inc.	8/10/2022	USD	379,196	JPY	50,670,600	1,115	–
HSBC Securities (USA) Inc.	8/18/2022	CLP	338,000,000	USD	389,326	15,634	–
HSBC Securities (USA) Inc.	8/18/2022	CLP	468,140	USD	391,000,000	–	(35,850)
HSBC Securities (USA) Inc.	8/18/2022	PHP	37,243	USD	2,100,000	702	–
HSBC Securities (USA) Inc.	8/18/2022	PHP	14,800,000	USD	279,967	12,544	–
HSBC Securities (USA) Inc.	8/18/2022	TRY	63,868	USD	1,170,000	–	(94)
HSBC Securities (USA) Inc.	8/18/2022	TRY	1,170,000	USD	65,400	1,625	–
HSBC Securities (USA) Inc.	8/18/2022	USD	190,577	BRL	1,006,000	2,679	–
HSBC Securities (USA) Inc.	8/18/2022	USD	698,000	BRL	130,149	–	(3,940)
HSBC Securities (USA) Inc.	8/24/2022	EUR	723,186	USD	775,386	34,930	–
HSBC Securities (USA) Inc.	8/24/2022	GBP	752,046	USD	925,945	9,565	–

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	8/24/2022	USD	272,852	JPY	35,970,600	$–	$(2,599)
HSBC Securities (USA) Inc.	8/25/2022	CZK	3,080,000	USD	132,218	4,782	–
HSBC Securities (USA) Inc.	8/25/2022	USD	265,214	PLN	1,150,000	–	(18,434)
HSBC Securities (USA) Inc.	9/8/2022	USD	2,055,000	ZAR	131,840	8,767	–
HSBC Securities (USA) Inc.	9/8/2022	USD	65,473	ZAR	1,090,000	–	(193)
HSBC Securities (USA) Inc.	9/15/2022	EUR	315,000	USD	330,737	7,711	–
HSBC Securities (USA) Inc.	9/15/2022	USD	307,117	JPY	41,300,000	3,730	–
HSBC Securities (USA) Inc.	9/22/2022	ILS	440,000	USD	128,078	–	(1,800)
HSBC Securities (USA) Inc.	9/22/2022	ILS	128,546	USD	440,000	1,332	–
Total unrealized appreciation (depreciation)						$136,722	$(129,645)
Net unrealized appreciation (depreciation)							$7,077

ETF	-	Exchange Traded Fund
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances.

In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

There was one Level 3 security held by the Fund as at July 31, 2022:

For the Ukraine Government Bond, while there were prices available independently, there did not seem to be trading evidence and market movements to back these prices. In addition to this the local currency was suspended meaning nothing could be done in the event a market was available at the price from independent sources. It was therefore deemed prudent to value these at nil.

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.

Portfolio of Investments

July 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$3,267,375	$414,460	$–	$3,681,835
Common Stocks	627,389	1,705,138	–	2,332,527
Foreign Government Bonds	–	1,702,282	–	1,702,282
Structured Notes	–	1,211,115	–	1,211,115
Real Estate Investment Trusts	784,079	283,179	–	1,067,258
Corporate Bonds	–	186,120	–	186,120
Inflation Indexed Bonds	–	149,937	–	149,937
Total Investments in Securities	$4,678,843	$5,652,231	$–	$10,331,074
Other Financial Instruments(2)
Forward Foreign Currency Contracts	–	136,722	–	136,722
Futures Contracts	2,801	–	–	2,801
Total Investments in Securities and Other Financial Instruments	$4,681,644	$5,788,953	$–	$10,470,597
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$–	$129,645	$–	$129,645
Futures Contracts	63,243	–	–	63,243
Total Other Financial Instruments	$63,243	$129,645	$–	$192,888

(1)	A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.
(2)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2022.